CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ (1,100,581)	$ 274,559
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000	0
Income from investments held in Trust Account	(12,561)	(2,936,654)
Changes in operating assets and liabilities:
Prepaid expenses	(1,121,860)	839,360
Accounts payable	87,097	200,431
Accrued expenses	142,704	1,396,991
Net cash used in operating activities	(1,980,201)	(225,313)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(275,000,000)	0
Net cash used in investing activities	(275,000,000)	0
Cash Flows from Financing Activities:
Repayment of note payable to related party	(108,892)	0
Proceeds from note payable to related party	108,892	0
Proceeds received from private placement	9,070,000	0
Proceeds received from initial public offering, gross	275,000,000	0
Offering costs paid	(6,351,813)	(70,000)
Net cash provided by financing activities	277,718,187	(70,000)
Net change in cash	737,986	(295,313)
Cash - beginning of the period	0	737,986
Cash - end of the period	737,986	442,673
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses	70,000	0
Deferred underwriting commissions in connection with the initial public offering	9,625,000	0
Extinguishment of deferred underwriting commissions allocated to Public Shares	$ 0	$ 6,015,625